Restructuring Charges - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($) Employees	Sep. 30, 2015 USD ($) Employees
Restructuring Cost and Reserve [Line Items]
Reduction of current peak employees percentage			70.00%
Current peak workforce | Employees		34	34
Reduction in force, description			In light of the CUPID 2 results and following analysis of the CUPID 2 data, the Company's board of directors, in two phases prior to September 30, 2015, approved an approximately 70% aggregate reduction of the Company's peak workforce of 34 employees to reduce operating expenses and conserve cash resources.
Employee severance and benefit arrangements			$ 2,400
Number of employees impacted | Employees			25
Retention payment accruals			$ 1,100
Facility lease termination costs		$ 1,127	$ 1,127
Restructuring accruals description			The Company recorded the additional accruals as restructuring charges in the consolidated statements of operations. The accrued restructuring balance as of September 30, 2015, is presented as a current liability in the consolidated balance sheets and is expected to be paid within the fourth quarter of 2015.
Asset impairment, net			$ 192
Scenario, Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Retention payment accruals	$ 300
MYDICAR [Member]
Restructuring Cost and Reserve [Line Items]
Asset impairment, net			$ 200